25. Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gross operating revenue	R$ 19,080,598	R$ 17,056,279	R$ 15,374,623
Gross sales deductions	(1,096,944)	(971,185)	(766,390)
Net operating revenue	17,983,654	16,085,094	14,608,233
Costs, selling and administrative expenses	(12,256,984)	(10,943,540)	(10,646,646)
Income from operations before other operating expenses, net and equity accounting	5,726,670	5,141,554	3,961,587
Other operating income/(expenses), net	(18,748)	28,591	(5,679)
Equity accounting	3,701	6,510	5,760
Financial result, net	(1,033,681)	(1,264,336)	(458,054)
Income from operations before taxes	4,677,942	3,912,319	3,503,614
Depreciation and amortization	(1,780,094)	(1,392,541)	(1,301,897)
Sanitation
Disclosure of operating segments [line items]
Gross operating revenue	16,134,032	14,253,609	12,223,746
Gross sales deductions	(1,096,944)	(971,185)	(766,390)
Net operating revenue	15,037,088	13,282,424	11,457,356
Costs, selling and administrative expenses	(9,375,590)	(8,203,883)	(7,566,104)
Income from operations before other operating expenses, net and equity accounting	5,661,498	5,078,541	3,891,252
Depreciation and amortization	(1,780,094)	(1,392,541)	(1,301,897)
Reconciliation to the financial statements
Disclosure of operating segments [line items]
Gross operating revenue	2,946,566	2,802,670	3,150,877
Gross sales deductions	0	0	0
Net operating revenue	2,946,566	2,802,670	3,150,877
Costs, selling and administrative expenses	(2,881,394)	(2,739,657)	(3,080,542)
Income from operations before other operating expenses, net and equity accounting	R$ 65,172	R$ 63,013	R$ 70,335